Derivatives and Hedging Instruments (Interest Rate Swap Instruments) (Details) In Millions, unless otherwise specified		12 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 1 [Member] USD ($)	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 1 [Member] EUR (€)	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 2 [Member] USD ($)	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 2 [Member] EUR (€)	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 3 [Member] USD ($)	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 3 [Member] CAD	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 4 [Member] USD ($)	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 4 [Member] ZAR	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 5 [Member] USD ($)	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 5 [Member] MYR	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 6 [Member] USD ($)	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 6 [Member] MYR	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 7 [Member] USD ($)	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 7 [Member] MYR	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 8 [Member] USD ($)	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 8 [Member] THB	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 9 [Member] USD ($)	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 9 [Member] ZAR	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 10 [Member] USD ($)	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Swap No. 10 [Member] ZAR
Derivative [Line Items]
Derivative, Notional Amount	$ 185.8		€ 4.2		€ 1.7		30.8		1,856.1		12.4		94.0		37.9		180.0		1,459.7		1,296.8
Derivative, Fixed Interest Rate		5.10%	5.10%	5.10%	5.10%	3.30%	3.30%	2.74%	2.74%	3.61%	3.61%	4.25%	4.25%	4.40%	4.40%	6.47%	6.47%	5.25%	5.25%	5.25%	5.25%
Derivative, Maturity Date		Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 05, 2028	Jun. 05, 2028	Sep. 30, 2014	Sep. 30, 2014	Jul. 31, 2031	Jul. 31, 2031	Mar. 31, 2028	Mar. 31, 2028	Mar. 31, 2028	Mar. 31, 2028	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2024
Derivative Asset, Fair Value, Gross Asset								1.6		0		0.4		0.1				0.1		0.4
Derivative Liability, Fair Value, Gross Liability		$ (1.4)		$ (0.6)		$ (0.4)										$ (0.2)